TPG Private Markets Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2025
	Cost	Fair Value	% of Net Assets	Initial Acquisition Date
INVESTMENT INTERESTS - 91.55%

ASSET MANAGEMENT - 91.55%
T-POP Investment Holdings I, L.P.	$ 26,562,968	$ 31,807,929	17.97%	10/07/2025
T-POP Investment Holdings II, L.P.	11,000,000	10,636,845	6.01%	10/31/2025
T-POP Investment Holdings III, L.P.	20,595,062	25,905,391	14.64%	10/15/2025
T-POP Investment Holdings IV, L.P.	21,870,000	22,506,737	12.72%	10/14/2025
T-POP Investment Holdings V, L.P.	17,758,211	26,711,827	15.09%	10/29/2025
T-POP Investment Holdings VI, L.P.	12,808,953	12,575,301	7.11%	10/31/2025
T-POP Investment Holdings VII, L.P.	28,289,634	31,871,638	18.01%	10/29/2025

TOTAL INVESTMENT INTERESTS	$ 138,884,828	$ 162,015,668	91.55%

SHORT TERM INVESTMENTS - 8.41%
MONEY MARKET FUND - 8.41%
Fidelity Treasury Portfolio Class I, 3.66% (a)	14,890,119	14,890,119	8.41%
TOTAL SHORT TERM INVESTMENTS	$ 14,890,119	$ 14,890,119	8.41%

TOTAL INVESTMENTS - 99.96% (Cost - $153,774,946)		$ 176,905,787
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.04%		80,093
NET ASSETS - 100.0%		$ 176,985,880

(a) Money market fund; interest rate reflects seven-day effective yield on December 31, 2025.